Earnings per Share - Summary of Basic Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	₩ 2,599,829	₩ 1,675,967	₩ 1,518,604
Interest on hybrid bonds	(16,840)	(16,840)	(16,840)
Profit attributable to owners of the Parent Company on common shares	₩ 2,582,989	₩ 1,659,127	₩ 1,501,764
Weighted average number of common shares outstanding	70,609,160	70,609,160	71,551,966
Basic earnings per share (in won)	₩ 36,582	₩ 23,497	₩ 20,988